Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Schedule of investment held for trading

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at March 31, 2014	Gain (Loss)
Investment in gold held for trading	$24,849	$-	$-	$24,849	$(7,849)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013	Gain (Loss)
Investment in gold held for trading	$32,914	$-	$-	$32,914	$-

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013	Gain (Loss)
Investment in gold held for trading	$32,914	$-	$-	$32,914	$-

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012	Gain (Loss)
Investment in gold held for trading	$-	$-	$-	$-	$-

Summary of property and equipment estimated useful life
Useful Life
Buildings	20 years
Vehicles	5 ~ 8 years
Office equipment	5 years
Operating equipment	4 ~ 10 years

Schedule of company's cash balances by geographic area
	March 31, 2014		December 31, 2013
Country:
United States	$-	-	$-	-
China	1,342,561	100%	667,024	100%
Total cash and cash equivalents	$1,342,561	100%	$667,024	100%

	December 31,
	2013		2012
Country:
United States	$-	-	$-	-
China	667,024	100%	407,323	100%
Total cash and cash equivalents	$667,024	100%	$407,323	100%

Schedule of receivables
	March 31, 2014	December 31, 2013
Laifeng Anpulo Yunxing Transportation Co., Ltd.	$262,222	$3,014
Laifeng Fangchi Hotel	111,290	99,724
Laifeng Fangchi Paotang Restaurant	-	49,633
	$373,512	$152,371